Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners Abstract [Abstract]
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale Explanatory

18. Assets Held for Sale

18.1 Details of assets held for sale as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	14,542	￦	(1,530)	￦	13,012	￦	14,374
Buildings held for sale		11,391		(1,252)		10,139		12,396

	￦	25,933	￦	(2,782)	￦	23,151	￦	26,770

	December 31, 2020
	Acquisition cost*		Accumulated impairment losses		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	80,740	￦	(16,169)	￦	64,571	￦	68,321
Buildings held for sale		152,426		(24,887)		127,539		134,247
Other assets held for sale		10,676		(5,059)		5,617		5,801

	￦	243,842	￦	(46,115)	￦	197,727	￦	208,369

*	Acquisition cost of buildings held for sale is net of accumulated depreciation before classified as assets held for sale.

18.2 Valuation techniques and inputs that are used to measure the fair value of assets held for sale as of December 31, 2020 are as follows:

	December 31, 2020
	Fair value		Valuation techniques[1]	Unobservable inputs[2]	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	208,369	Market comparison approach model	Adjustment index	0.68 ~ 1.95	Fair value increases as the adjustment index rises

[1]	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the time factor correction or local factors or individual factors.

Among assets held for sale, real estate was measured by independent appraisers with recent experience in evaluating similar properties in the area of the property to be assessed with professional qualifications. All of assets held for sale are classified as level 3 in accordance with fair value hierarchy in Note 6.1.2.

18.3 Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning	Provision	Reversal		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (8,150)	￦ (333)	￦	—	￦	5,701	￦ (2,782)

	2020
	Beginning	Provision	Reversal		Business combination	Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of assets held for sale	￦ (2,782)	￦ (11,593)	￦	—	￦ (45,433)	￦	13,693	￦ (46,115)

18.4 As of December 31, 2020, assets held for sale consist of 4 real estates of closed offices and 1,087 foreclosure assets on loans of PT Bank Bukopin TBK, which were determined to sell by the management, but not yet sold as of December 31, 2020. Negotiation with buyers is in process for the one closed office and the remaining 1,090 assets are also being actively marketed.